BORROWINGS - Bank and Other Borrowings (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
BORROWINGS
2026	¥ 3,231,715
2027	1,897,821
2028	1,791,557
2029	1,387,968
2030	1,286,159
2031 and thereafter	¥ 5,216,159